Segment Reporting, Reconciliation of Asset by Segment to Consolidated (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total assets	$ 5,874,709	$ 13,424,283
Provision of Wet Trades Works [Member]
Segment Reporting [Line Items]
Total assets	4,464,742	13,424,283
Trading of Wines and Spirits [Member]
Segment Reporting [Line Items]
Total assets	$ 1,409,967